UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

January 31, 2007

1.813015.102

FFH-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.0%
	Principal Amount	Value
Aerospace - 2.8%
Bombardier, Inc.:
6.75% 5/1/12 (b)	$ 160,000	$ 156,800
7.45% 5/1/34 (b)	435,000	402,375
8% 11/15/14 (b)	265,000	272,950
L-3 Communications Corp.:
5.875% 1/15/15	365,000	346,750
6.375% 10/15/15	110,000	106,700
7.625% 6/15/12	205,000	211,663
		1,497,238
Air Transportation - 1.9%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	445,000	453,500
7.324% 4/15/11	80,000	81,200
8.608% 10/1/12	20,000	21,325
Continental Airlines, Inc.:
7.875% 7/2/18	152,720	158,065
9.558% 9/1/19	72,404	79,645
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	25,285	25,727
7.73% 9/15/12	13,167	13,332
8.388% 5/1/22	25,440	26,712
9.798% 4/1/21	133,619	147,315
		1,006,821
Automotive - 2.6%
General Motors Acceptance Corp.:
5.625% 5/15/09	95,000	94,024
6.75% 12/1/14	190,000	192,138
6.875% 9/15/11	120,000	121,500
8% 11/1/31	745,000	832,538
GMAC LLC 6% 12/15/11	110,000	107,663
		1,347,863
Banks and Thrifts - 1.0%
Western Financial Bank 9.625% 5/15/12	470,000	510,304
Building Materials - 0.8%
Anixter International, Inc. 5.95% 3/1/15	465,000	430,125
Cable TV - 3.7%
EchoStar Communications Corp.:
5.75% 10/1/08	725,000	721,375
6.625% 10/1/14	55,000	53,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
EchoStar Communications Corp.: - continued
7% 10/1/13	$ 560,000	$ 560,000
7.125% 2/1/16	615,000	616,538
		1,951,813
Capital Goods - 2.6%
Case New Holland, Inc. 7.125% 3/1/14	865,000	885,544
Leucadia National Corp. 7% 8/15/13	500,000	502,500
		1,388,044
Chemicals - 2.1%
Chemtura Corp. 6.875% 6/1/16	255,000	253,725
Equistar Chemicals LP 7.55% 2/15/26	15,000	14,475
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	140,000	146,125
10.125% 9/1/08	70,000	74,025
Millennium America, Inc. 9.25% 6/15/08	65,000	67,438
NOVA Chemicals Corp.:
7.4% 4/1/09	455,000	464,100
8.5019% 11/15/13 (d)	70,000	69,650
		1,089,538
Containers - 0.3%
Greif Brothers Corp. 6.75% 2/1/17 (b)(c)	160,000	160,000
Diversified Financial Services - 1.6%
E*TRADE Financial Corp.:
7.375% 9/15/13	315,000	323,663
7.875% 12/1/15	390,000	418,275
8% 6/15/11	105,000	109,725
		851,663
Diversified Media - 1.6%
Liberty Media Corp.:
8.25% 2/1/30	430,000	424,979
8.5% 7/15/29	430,000	435,363
		860,342
Electric Utilities - 5.5%
AES Gener SA 7.5% 3/25/14	1,045,000	1,107,700
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	870,000	891,750
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	385,000	400,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
Tenaska Alabama Partners LP 7% 6/30/21 (b)	$ 86,507	$ 85,754
TXU Corp. 6.5% 11/15/24	445,000	409,872
		2,895,476
Energy - 6.7%
Chesapeake Energy Corp.:
6.5% 8/15/17	1,045,000	997,975
6.625% 1/15/16	15,000	14,550
6.875% 1/15/16	255,000	252,769
7.5% 6/15/14	200,000	205,500
7.625% 7/15/13	150,000	155,813
7.75% 1/15/15	590,000	606,225
OPTI Canada, Inc. 8.25% 12/15/14 (b)	140,000	145,600
Pan American Energy LLC 7.75% 2/9/12 (b)	680,000	699,465
Pogo Producing Co. 6.875% 10/1/17	65,000	61,263
SESI LLC 6.875% 6/1/14	95,000	95,000
Williams Companies, Inc. 6.375% 10/1/10 (b)	35,000	35,131
Williams Partners LP/Williams Partners Finance Corp.:
7.25% 2/1/17 (b)	110,000	113,575
7.5% 6/15/11 (b)	150,000	158,063
		3,540,929
Environmental - 1.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	185,000	178,988
7.125% 5/15/16	20,000	19,850
8.5% 12/1/08	115,000	119,888
Browning-Ferris Industries, Inc. 7.4% 9/15/35	255,000	238,425
		557,151
Food and Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	120,000	118,773
7.75% 6/15/26	70,000	71,103
8% 5/1/31	55,000	56,331
		246,207
Food/Beverage/Tobacco - 1.4%
Reynolds American, Inc.:
7.25% 6/1/13	110,000	114,195
7.3% 7/15/15	605,000	624,663
		738,858
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 9.6%
Chukchansi Economic Development Authority:
8% 11/15/13 (b)	$ 70,000	$ 72,363
8.8769% 11/15/12 (b)(d)	40,000	41,000
Mandalay Resort Group 9.375% 2/15/10	321,000	343,871
MGM Mirage, Inc.:
6% 10/1/09	690,000	687,413
6.625% 7/15/15	160,000	154,200
6.75% 9/1/12	315,000	311,063
6.75% 4/1/13	155,000	151,513
6.875% 4/1/16	295,000	284,306
7.625% 1/15/17	245,000	247,450
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	65,000	64,269
6.375% 7/15/09	760,000	759,050
7.125% 8/15/14	690,000	701,213
8% 4/1/12	30,000	31,200
Scientific Games Corp. 6.25% 12/15/12	405,000	396,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	130,000	130,163
7.25% 5/1/12	490,000	490,613
Station Casinos, Inc.:
6.625% 3/15/18	30,000	25,950
6.875% 3/1/16	180,000	163,800
		5,056,337
Healthcare - 3.7%
HCA, Inc.:
9.125% 11/15/14 (b)	275,000	291,844
9.25% 11/15/16 (b)	125,000	133,125
9.625% 11/15/16 pay-in-kind (b)	105,000	112,481
Omega Healthcare Investors, Inc.:
7% 4/1/14	300,000	300,750
7% 1/15/16	135,000	135,338
Senior Housing Properties Trust 8.625% 1/15/12	250,000	270,625
Service Corp. International:
7.375% 10/1/14	70,000	71,925
7.625% 10/1/18	50,000	52,250
Ventas Realty LP:
6.5% 6/1/16	325,000	325,813
6.625% 10/15/14	180,000	181,350
6.75% 4/1/17	80,000	80,800
		1,956,301
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - 4.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	$ 485,000	$ 478,938
7.125% 2/15/13 (b)	280,000	277,900
8.125% 6/1/12	605,000	619,369
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	25,000	24,125
6.25% 1/15/15	335,000	314,900
KB Home 7.75% 2/1/10	735,000	746,025
Technical Olympic USA, Inc. 7.5% 1/15/15	45,000	36,225
WCI Communities, Inc.:
6.625% 3/15/15	60,000	54,300
7.875% 10/1/13	55,000	51,975
		2,603,757
Hotels - 1.7%
Grupo Posadas Sab de CV 8.75% 10/4/11 (b)	455,000	474,338
Host Marriott LP 7.125% 11/1/13	420,000	424,200
		898,538
Insurance - 1.5%
UnumProvident Corp. 7.375% 6/15/32	695,000	740,710
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	60,000	61,883
		802,593
Leisure - 1.3%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	155,000	159,147
7.5% 10/15/27	535,000	521,625
		680,772
Metals/Mining - 5.8%
Arch Western Finance LLC 6.75% 7/1/13	635,000	630,238
Drummond Co., Inc. 7.375% 2/15/16 (b)	715,000	686,400
FMG Finance Property Ltd.:
9.3694% 9/1/11 (b)(d)	115,000	117,300
10% 9/1/13 (b)	320,000	334,800
10.625% 9/1/16 (b)	175,000	191,625
Massey Energy Co. 6.875% 12/15/13	265,000	244,463
Peabody Energy Corp.:
7.375% 11/1/16	100,000	104,750
7.875% 11/1/26	230,000	240,925
Vedanta Resources PLC 6.625% 2/22/10 (b)	520,000	512,876
		3,063,377
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 1.6%
Catalyst Paper Corp. 8.625% 6/15/11	$ 313,000	$ 321,216
Georgia-Pacific Corp.:
7% 1/15/15 (b)	300,000	298,110
8% 1/15/24	50,000	50,125
8.875% 5/15/31	135,000	142,425
		811,876
Publishing/Printing - 1.9%
Scholastic Corp. 5% 4/15/13	65,000	57,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	905,000	934,413
		991,813
Services - 5.6%
Aramark Corp.:
8.5% 2/1/15 (b)	70,000	71,663
8.86% 2/1/15 (b)(d)	50,000	50,938
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (b)	330,000	328,350
7.75% 5/15/16 (b)	945,000	940,275
7.8738% 5/15/14 (b)(d)	200,000	198,000
FTI Consulting, Inc.:
7.625% 6/15/13	515,000	527,875
7.75% 10/1/16 (b)	820,000	846,650
		2,963,751
Shipping - 2.2%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	660,000	666,600
8.25% 3/15/13	50,000	52,500
Teekay Shipping Corp. 8.875% 7/15/11	425,000	457,938
		1,177,038
Technology - 10.1%
IKON Office Solutions, Inc. 7.75% 9/15/15	540,000	567,000
Lucent Technologies, Inc.:
6.45% 3/15/29	45,000	40,950
6.5% 1/15/28	45,000	41,063
NXP BV:
7.875% 10/15/14 (b)	670,000	691,775
8.11% 10/15/13 (b)(d)	690,000	702,075
Sanmina-SCI Corp.:
6.75% 3/1/13	15,000	13,763
8.125% 3/1/16	165,000	155,925
Seagate Technology HDD Holdings 6.8% 10/1/16	555,000	550,838
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
STATS ChipPAC Ltd. 7.5% 7/19/10	$ 975,000	$ 994,500
Xerox Capital Trust I 8% 2/1/27	1,290,000	1,315,781
Xerox Corp.:
6.4% 3/15/16	60,000	60,429
6.75% 2/1/17	80,000	82,200
7.625% 6/15/13	110,000	114,400
		5,330,699
Telecommunications - 3.9%
Mobile Telesystems Finance SA 8% 1/28/12 (b)	375,000	391,688
Qwest Corp.:
7.5% 10/1/14	130,000	137,800
8.61% 6/15/13 (d)	260,000	282,412
Rogers Communications, Inc. 9.625% 5/1/11	55,000	61,875
U.S. West Communications:
6.875% 9/15/33	500,000	475,000
7.5% 6/15/23	160,000	162,000
Windstream Corp.:
8.125% 8/1/13	120,000	129,300
8.625% 8/1/16	365,000	397,850
		2,037,925
TOTAL NONCONVERTIBLE BONDS (Cost $47,083,707)		47,447,149
Floating Rate Loans - 4.7%

Automotive - 1.9%
Delphi Corp. term loan:
7.625% 12/31/07 (d)	30,000	30,150
8.125% 12/31/07 (d)	80,000	80,400
Ford Motor Co. term loan 8.36% 12/15/13 (d)	550,000	557,563
Navistar International Corp.:
term loan 8.61% 1/19/12 (d)	80,667	81,978
7.1663% 1/19/12 (d)	29,333	29,810
Oshkosh Truck Co. Tranche B, term loan 7.35% 12/6/13 (d)	220,000	220,138
		1,000,039
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.7%
CSC Holdings, Inc. Tranche B, term loan 7.1135% 3/29/13 (d)	$ 208,425	$ 208,295
Insight Midwest Holdings LLC Tranche B, term loan 7.61% 4/6/14 (d)	170,000	171,275
		379,570
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. term loan B 7.61% 6/30/10 (d)	50,000	50,313
Gaming - 0.7%
Tropicana Entertainment term loan 7.86% 1/3/12 (d)	140,000	141,750
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (d)(e)	63,333	63,333
8.12% 5/26/13 (d)	126,667	127,933
		333,016
Healthcare - 0.1%
Stiefel Laboratories, Inc. term loan 7.61% 12/28/13 (d)(e)	30,000	30,300
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 7.3546% 12/23/12 (d)	267,300	268,971
Services - 0.2%
RiskMetrics Group Holdings LLC term loan 7.57% 1/11/14 (d)	120,000	120,900
Telecommunications - 0.5%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	270,000	276,075
TOTAL FLOATING RATE LOANS (Cost $2,437,933)		2,459,184
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 5.35% (a) (Cost $1,593,437)	1,593,437	1,593,437
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $51,115,077)		51,499,770
NET OTHER ASSETS - 2.3%		1,225,363
NET ASSETS - 100%		$ 52,725,133
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,057,172 or 19.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $76,335 and $76,465, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 111,403
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $51,093,741. Net unrealized appreciation aggregated $406,029, of which $832,413 related to appreciated investment securities and $426,384 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

January 31, 2007

1.813069.102

SPH-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.2%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.9%
Alion Science & Technology Corp. 10.25% 2/1/15 (e)(f)	$ 2,250	$ 2,273
Bombardier, Inc. 8% 11/15/14 (e)	10,630	10,949
L-3 Communications Corp.:
5.875% 1/15/15	6,775	6,436
6.125% 1/15/14	8,790	8,482
6.375% 10/15/15	10,680	10,360
Transdigm, Inc. 7.75% 7/15/14 (e)	4,350	4,437
		42,937
Air Transportation - 0.4%
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	1,521	1,521
8.312% 10/2/12	1,476	1,501
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)	14,295	8,648
8.3% 12/15/29 (c)	7,735	4,718
10% 8/15/08 (c)	1,980	1,188
Northwest Airlines, Inc. pass thru trust certificates 7.626% 4/1/10	3,558	3,522
		21,098
Automotive - 5.4%
Commercial Vehicle Group, Inc. 8% 7/1/13	3,830	3,806
Ford Motor Co. 7.45% 7/16/31	4,775	3,874
Ford Motor Credit Co.:
7% 10/1/13	4,740	4,515
8% 12/15/16	17,950	17,591
9.81% 4/15/12 (g)	9,450	10,206
9.875% 8/10/11	31,090	33,288
10.61% 6/15/11 (e)(g)	8,075	8,822
General Motors Acceptance Corp.:
6.75% 12/1/14	43,695	44,187
6.875% 9/15/11	16,250	16,453
6.875% 8/28/12	8,890	9,035
8% 11/1/31	17,495	19,551
General Motors Corp.:
8.25% 7/15/23	4,855	4,600
8.375% 7/15/33	10,450	9,758
GMAC LLC 6.125% 1/22/08	14,000	13,978
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,545
Tenneco, Inc. 8.625% 11/15/14	17,000	17,553
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (e)	3,090	3,273
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
The Goodyear Tire & Rubber Co.: - continued
9% 7/1/15	$ 11,770	$ 12,800
9.14% 12/1/09 (e)(g)	8,760	8,804
Visteon Corp. 7% 3/10/14	7,440	6,547
		253,186
Broadcasting - 0.7%
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	22,736
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (d)	920	846
Paxson Communications Corp. 8.61% 1/15/12 (e)(g)	5,000	5,075
Radio One, Inc. 8.875% 7/1/11	3,715	3,845
		32,502
Building Materials - 0.7%
Building Materials Corp. of America 7.75% 8/1/14	11,955	11,268
Goodman Global Holdings, Inc. 8.36% 6/15/12 (g)	2,108	2,134
Interline Brands, Inc. 8.125% 6/15/14	2,000	2,065
Nortek, Inc. 8.5% 9/1/14	10,255	10,178
Texas Industries, Inc. 7.25% 7/15/13	6,670	6,820
		32,465
Cable TV - 4.2%
Cablevision Systems Corp. 9.87% 4/1/09 (g)	5,015	5,303
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	3,000	3,075
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	23,674	24,384
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	4,770	4,961
10.25% 9/15/10	5,000	5,200
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)	18,380	19,023
8.375% 4/30/14 (e)	12,860	13,407
CSC Holdings, Inc. 7.625% 4/1/11	18,870	19,389
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	11,660	11,062
EchoStar Communications Corp.:
5.75% 10/1/08	9,940	9,890
7% 10/1/13	19,870	19,870
7.125% 2/1/16	19,010	19,058
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	$ 2,000	$ 3,060
Kabel Deutschland GmbH 10.625% 7/1/14	6,270	6,975
NTL Cable PLC 9.125% 8/15/16	6,470	6,858
Rogers Cable, Inc. 6.75% 3/15/15	14,310	14,882
Videotron Ltee 6.875% 1/15/14	7,670	7,632
		194,029
Capital Goods - 1.6%
Baldor Electric Co. 8.625% 2/15/17	3,550	3,665
Case New Holland, Inc.:
7.125% 3/1/14	10,610	10,862
9.25% 8/1/11	4,920	5,209
Chart Industries, Inc. 9.125% 10/15/15 (e)	10,135	10,743
Esco Corp. 8.625% 12/15/13 (e)	12,340	12,803
Hawk Corp. 8.75% 11/1/14	4,189	4,147
Invensys PLC 9.875% 3/15/11 (e)	5,670	6,095
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (e)	2,240	2,262
9.5% 8/1/14 (e)	3,190	3,302
Sensus Metering Systems, Inc. 8.625% 12/15/13	5,260	5,260
Tube City IMS Corp. 9.75% 2/1/15 (e)	1,050	1,082
Vitro SAB de CV:
8.625% 2/1/12 (e)	2,950	2,972
9.125% 2/1/17 (e)	6,240	6,287
		74,689
Chemicals - 1.4%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	8,010	8,851
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (d)	6,595	5,738
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	16,700	17,702
Lyondell Chemical Co. 8.25% 9/15/16	7,330	7,770
Phibro Animal Health Corp. 10% 8/1/13 (e)	7,420	7,735
The Mosaic Co.:
7.375% 12/1/14 (e)	9,860	9,983
7.625% 12/1/16 (e)	7,040	7,216
		64,995
Consumer Products - 0.8%
Jostens IH Corp. 7.625% 10/1/12	3,300	3,350
K2, Inc. 7.375% 7/1/14	18,450	18,588
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
NPI Merger Corp.:
9.4% 10/15/13 (e)(g)	$ 7,150	$ 7,382
10.75% 4/15/14 (e)	2,700	2,953
Riddell Bell Holdings, Inc. 8.375% 10/1/12	6,600	6,600
		38,873
Containers - 1.2%
Berry Plastics Holding Corp. 8.875% 9/15/14 (e)	10,035	10,386
BWAY Corp. 10% 10/15/10	8,735	9,172
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	5,263
7.75% 5/15/11	3,750	3,900
8.25% 5/15/13	3,000	3,143
8.75% 11/15/12	3,000	3,169
8.875% 2/15/09	3,516	3,582
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,040
7.5% 5/15/10	14,000	14,280
		54,935
Diversified Financial Services - 0.3%
E*TRADE Financial Corp. 7.375% 9/15/13	3,310	3,401
Residential Capital Corp. 6.7388% 6/29/07 (g)	10,000	10,041
		13,442
Diversified Media - 1.8%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	3,827
Affinion Group, Inc. 11.5% 10/15/15	7,250	7,794
Block Communications, Inc. 8.25% 12/15/15 (e)	4,705	4,729
CanWest Media, Inc. 8% 9/15/12	2,660	2,773
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	7,717
LBI Media, Inc. 10.125% 7/15/12	9,390	9,953
Liberty Media Corp. 5.7% 5/15/13	15,555	14,583
Nielsen Finance LLC/Co. 10% 8/1/14 (e)	28,510	31,076
		82,452
Electric Utilities - 5.7%
AES Corp.:
8.75% 6/15/08	1,628	1,678
8.75% 5/15/13 (e)	26,680	28,381
9.375% 9/15/10	13,149	14,135
9.5% 6/1/09	17,342	18,404
AES Gener SA 7.5% 3/25/14	6,035	6,397
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	14,485	15,752
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Aquila, Inc. 14.875% 7/1/12	$ 4,405	$ 5,815
Calpine Generating Co. LLC 9.0756% 4/1/09 (g)	5,000	5,050
CMS Energy Corp.:
7.75% 8/1/10	22,460	23,555
8.5% 4/15/11	11,175	12,041
8.9% 7/15/08	19,995	20,720
9.875% 10/15/07	8,860	9,070
Dynegy Holdings, Inc. 8.375% 5/1/16	10,595	11,204
Mirant Americas Generation LLC 8.3% 5/1/11	14,710	15,004
Mirant North America LLC 7.375% 12/31/13	5,510	5,627
NRG Energy, Inc.:
7.25% 2/1/14	29,460	29,644
7.375% 2/1/16	5,710	5,739
7.375% 1/15/17	4,885	4,897
Reliant Energy, Inc. 6.75% 12/15/14	6,270	6,192
Sierra Pacific Resources:
6.75% 8/15/17	4,320	4,320
7.803% 6/15/12	61	64
TECO Energy, Inc.:
6.125% 5/1/07	10,905	10,886
7.3713% 5/1/10 (g)	7,370	7,646
Tenaska Alabama Partners LP 7% 6/30/21 (e)	4,205	4,169
		266,390
Energy - 8.1%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17 (e)	3,370	3,370
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,503
Atlas Pipeline Partners LP 8.125% 12/15/15	6,980	7,155
Berry Petroleum Co. 8.25% 11/1/16	5,000	4,925
Chaparral Energy, Inc. 8.875% 2/1/17 (e)	15,315	15,238
Chesapeake Energy Corp.:
6.5% 8/15/17	30,090	28,736
6.625% 1/15/16	7,960	7,721
6.875% 1/15/16	2,980	2,954
7% 8/15/14	4,960	4,985
7.5% 9/15/13	4,000	4,110
7.5% 6/15/14	7,430	7,634
Complete Production Services, Inc. 8% 12/15/16 (e)	20,970	21,337
El Paso Corp.:
6.5% 6/1/08	10,660	10,683
7.625% 9/1/08	7,970	8,188
7.75% 6/15/10	7,795	8,229
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
El Paso Corp.: - continued
7.875% 6/15/12	$ 10,430	$ 11,017
10.75% 10/1/10	770	862
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,491
7.375% 12/15/12	8,485	8,803
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	20,000	20,850
El Paso Production Holding Co. 7.75% 6/1/13	12,115	12,539
Hanover Compressor Co.:
7.5% 4/15/13	1,410	1,406
8.625% 12/15/10	2,030	2,116
9% 6/1/14	3,710	3,951
Harvest Operations Corp. 7.875% 10/15/11	3,710	3,469
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (e)	9,470	9,991
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,309
OPTI Canada, Inc. 8.25% 12/15/14 (e)	18,780	19,531
Petrohawk Energy Corp. 9.125% 7/15/13	21,090	21,828
Pogo Producing Co.:
6.625% 3/15/15	5,640	5,302
7.875% 5/1/13	6,940	7,044
Premcor Refining Group, Inc. 9.25% 2/1/10	5,000	5,247
Pride International, Inc. 7.375% 7/15/14	3,650	3,760
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,890	1,833
7.375% 7/15/13	16,370	16,697
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13 (e)	14,230	14,266
Sonat, Inc. 6.625% 2/1/08	12,595	12,642
Southern Natural Gas Co. 8.875% 3/15/10	2,810	2,936
Stone Energy Corp. 6.75% 12/15/14	1,720	1,582
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (e)	3,190	3,198
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,600	7,972
8.375% 6/15/32	1,885	2,238
Williams Companies, Inc.:
6.375% 10/1/10 (e)	9,860	9,897
7.125% 9/1/11	13,320	13,820
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (e)	10,760	11,110
		377,475
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 8,475	$ 8,200
7.125% 5/15/16	17,290	17,160
8.5% 12/1/08	21,150	22,049
		47,409
Food and Drug Retail - 1.1%
Albertsons, Inc. 7.45% 8/1/29	9,925	9,824
Jean Coutu Group, Inc. 7.625% 8/1/12	7,200	7,578
Rite Aid Corp.:
6.875% 8/15/13	5,838	5,254
7.7% 2/15/27	4,725	4,004
Stater Brothers Holdings, Inc. 8.86% 6/15/10 (g)	5,560	5,630
SUPERVALU, Inc. 7.5% 11/15/14	17,750	18,504
		50,794
Food/Beverage/Tobacco - 1.0%
Dean Foods Co. 8.15% 8/1/07	5,198	5,237
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	16,000	16,880
Reynolds American, Inc. 7.625% 6/1/16	17,330	18,294
Swift & Co. 10.125% 10/1/09	5,665	5,778
		46,189
Gaming - 1.7%
Mandalay Resort Group 9.5% 8/1/08	5,385	5,641
MGM Mirage, Inc.:
5.875% 2/27/14	14,850	13,699
6.625% 7/15/15	12,005	11,570
6.75% 9/1/12	9,860	9,737
9.75% 6/1/07	4,850	4,905
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,158
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	6,540	6,663
Snoqualmie Entertainment Authority 9.125% 2/1/15 (e)	1,970	1,997
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12	2,100	2,174
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	19,230	19,038
		78,582
Healthcare - 6.5%
AmeriPath, Inc. 10.5% 4/1/13	9,620	10,414
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,946
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	$ 5,000	$ 4,813
Carriage Services, Inc. 7.875% 1/15/15	5,170	5,144
Community Health Systems, Inc. 6.5% 12/15/12	6,970	6,918
CRC Health Group, Inc. 10.75% 2/1/16	4,750	5,189
DaVita, Inc.:
6.625% 3/15/13	5,380	5,353
7.25% 3/15/15	9,065	9,178
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	4,100
HCA, Inc.:
5.75% 3/15/14	6,895	5,775
6.5% 2/15/16	1,915	1,613
9.125% 11/15/14 (e)	12,130	12,873
9.25% 11/15/16 (e)	45,950	48,937
9.625% 11/15/16 pay-in-kind (e)	14,790	15,844
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	15,140	15,443
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	8,020
Psychiatric Solutions, Inc. 10.625% 6/15/13	5,249	5,708
ResCare, Inc. 7.75% 10/15/13	8,585	8,714
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,893
Service Corp. International 7.375% 10/1/14	9,765	10,034
Skilled Healthcare Group, Inc. 11% 1/15/14 (e)	7,350	8,159
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	13,300	13,799
Tenet Healthcare Corp.:
9.25% 2/1/15	13,605	13,537
9.875% 7/1/14	26,425	26,689
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,487
Ventas Realty LP:
6.5% 6/1/16	19,020	19,068
6.625% 10/15/14	9,875	9,949
6.75% 6/1/10	4,810	4,894
6.75% 4/1/17	8,880	8,969
		303,460
Homebuilding/Real Estate - 1.5%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	8,177
Host Hotels & Resorts LP 6.875% 11/1/14 (e)	19,730	19,829
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	5,000	4,763
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)	28,460	28,634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
Standard Pacific Corp. 7.75% 3/15/13	$ 4,000	$ 3,950
Technical Olympic USA, Inc. 9% 7/1/10	5,000	4,900
		70,253
Hotels - 0.3%
Host Marriott LP:
6.375% 3/15/15	10,515	10,278
7.125% 11/1/13	5,865	5,924
		16,202
Insurance - 0.4%
UnumProvident Corp.:
6.75% 12/15/28	6,795	6,710
7.625% 3/1/11	7,226	7,685
UnumProvident Finance Co. PLC 6.85% 11/15/15 (e)	5,000	5,157
		19,552
Leisure - 0.7%
Festival Fun Parks LLC 10.875% 4/15/14	8,540	8,711
Six Flags, Inc.:
9.625% 6/1/14	14,065	13,362
9.75% 4/15/13	4,975	4,788
Vail Resorts, Inc. 6.75% 2/15/14	5,620	5,536
		32,397
Metals/Mining - 2.7%
Aleris International, Inc. 9% 12/15/14 (e)	7,720	7,990
America Rock Salt Co. LLC 9.5% 3/15/14	3,920	3,920
Century Aluminum Co. 7.5% 8/15/14	2,510	2,548
Drummond Co., Inc. 7.375% 2/15/16 (e)	8,735	8,386
FMG Finance Property Ltd.:
10% 9/1/13 (e)	4,555	4,766
10.625% 9/1/16 (e)	6,335	6,937
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,362
Massey Energy Co. 6.875% 12/15/13	26,210	24,179
Novelis, Inc. 7.25% 2/15/15 (g)	16,730	17,148
Peabody Energy Corp.:
6.875% 3/15/13	9,935	9,985
7.375% 11/1/16	28,600	29,959
PNA Group, Inc. 10.75% 9/1/16 (e)	4,740	4,930
		126,110
Paper - 0.9%
Catalyst Paper Corp. 8.625% 6/15/11	3,990	4,095
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Georgia-Pacific Corp.:
8.125% 5/15/11	$ 2,585	$ 2,711
8.875% 5/15/31	5,320	5,613
9.5% 12/1/11	14,263	15,618
Glatfelter 7.125% 5/1/16	4,440	4,484
Stone Container Corp.:
8.375% 7/1/12	3,000	3,000
9.75% 2/1/11	4,296	4,430
		39,951
Publishing/Printing - 0.3%
Cenveo Corp. 7.875% 12/1/13	11,800	11,417
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	3,650	3,979
		15,396
Railroad - 0.1%
Kansas City Southern de Mexico, S. de RL de CV 7.625% 12/1/13 (e)	4,780	4,774
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,241
		6,015
Restaurants - 0.9%
Carrols Corp. 9% 1/15/13	17,725	18,168
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	15,595	15,322
NE Restaurant, Inc. 10.75% 7/15/08	3,180	3,180
Uno Restaurant Corp. 10% 2/15/11 (e)	4,030	3,385
		40,055
Services - 4.3%
Ahern Rentals, Inc.:
9.25% 8/15/13	11,800	12,331
9.25% 8/15/13 (e)	4,745	4,959
Allied Security Escrow Corp. 11.375% 7/15/11	5,590	5,730
Aramark Corp. 8.5% 2/1/15 (e)	15,190	15,551
Ashtead Capital, Inc. 9% 8/15/16 (e)	9,340	9,970
Ashtead Holdings PLC 8.625% 8/1/15 (e)	3,300	3,440
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (e)	6,445	6,413
7.8738% 5/15/14 (e)(g)	1,360	1,346
Corrections Corp. of America:
6.25% 3/15/13	16,770	16,435
6.75% 1/31/14	5,130	5,130
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - continued
FTI Consulting, Inc.:
7.625% 6/15/13	$ 2,000	$ 2,050
7.75% 10/1/16 (e)	3,760	3,882
H&E Equipment Services, Inc. 8.375% 7/15/16	4,820	5,097
Hertz Corp.:
8.875% 1/1/14	17,270	18,393
10.5% 1/1/16	7,170	8,048
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (e)	20,585	21,203
Iron Mountain, Inc. 6.625% 1/1/16	10,470	9,947
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12	9,620	10,630
Penhall International Corp. 12% 8/1/14 (e)	9,015	9,826
Rental Service Corp. 9.5% 12/1/14 (e)	9,030	9,459
United Rentals North America, Inc. 7% 2/15/14	23,665	23,251
		203,091
Shipping - 1.7%
Gulfmark Offshore, Inc. 7.75% 7/15/14	2,000	2,015
H-Lines Finance Holding Corp. 0% 4/1/13 (d)	1,811	1,684
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,345	9,724
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (e)	13,720	13,977
OMI Corp. 7.625% 12/1/13	3,160	3,207
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,644
Ship Finance International Ltd. 8.5% 12/15/13	35,500	35,678
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,388
		80,317
Specialty Retailing - 0.5%
Sally Holdings LLC 9.25% 11/15/14 (e)	6,960	7,134
United Auto Group, Inc. 7.75% 12/15/16 (e)	14,790	14,864
		21,998
Steels - 0.4%
California Steel Industries, Inc. 6.125% 3/15/14	7,730	7,286
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,700	9,266
		16,552
Super Retail - 3.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	21,685	22,010
9% 6/15/12	13,835	14,458
AutoNation, Inc. 7.36% 4/15/13 (g)	2,680	2,710
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	5,785	5,944
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Dillard's, Inc. 6.69% 8/1/07	$ 14,045	$ 14,080
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	14,650	15,492
Linens 'n Things, Inc. 10.985% 1/15/14 (g)	3,000	2,910
Michaels Stores, Inc. 10% 11/1/14 (e)	21,695	23,051
Neiman Marcus Group, Inc. 9% 10/15/15	16,960	18,614
Sonic Automotive, Inc. 8.625% 8/15/13	24,995	25,932
		145,201
Technology - 8.2%
Activant Solutions, Inc. 9.5% 5/1/16 (e)	3,320	3,237
Amkor Technology, Inc.:
7.75% 5/15/13	6,550	6,165
9.25% 6/1/16	17,670	17,560
Avago Technologies Finance Ltd. 10.125% 12/1/13 (e)	21,880	23,138
Celestica, Inc. 7.875% 7/1/11	5,655	5,514
Conexant Systems, Inc. 9.1263% 11/15/10 (e)(g)	6,900	7,038
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (e)	29,715	29,566
9.125% 12/15/14 pay-in-kind (e)	40,470	40,219
10.125% 12/15/16 (e)	12,325	12,263
IKON Office Solutions, Inc. 7.75% 9/15/15	9,165	9,623
Lucent Technologies, Inc.:
6.45% 3/15/29	22,750	20,703
6.5% 1/15/28	1,445	1,319
Nortel Networks Corp.:
9.61% 7/15/11 (e)(g)	11,120	11,857
10.75% 7/15/16 (e)	18,150	20,010
NXP BV:
7.875% 10/15/14 (e)	6,980	7,207
8.11% 10/15/13 (e)(g)	9,850	10,022
9.5% 10/15/15 (e)	16,800	17,346
Open Solutions, Inc. 9.75% 2/1/15 (e)	2,440	2,495
Seagate Technology HDD Holdings 6.8% 10/1/16	35,965	35,695
Serena Software, Inc. 10.375% 3/15/16	5,855	6,294
Solectron Global Finance Ltd. 8% 3/15/16	3,790	3,762
SunGard Data Systems, Inc.:
9.125% 8/15/13	32,000	33,760
9.9725% 8/15/13 (g)	7,870	8,204
Xerox Capital Trust I 8% 2/1/27	33,080	33,742
Xerox Corp. 7.625% 6/15/13	14,500	15,080
		381,819
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 10.6%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	$ 15,550	$ 16,794
Centennial Communications Corp.:
10% 1/1/13	8,800	9,438
11.11% 1/1/13 (g)	8,000	8,460
Cricket Communications, Inc. 9.375% 11/1/14 (e)	19,860	20,853
Digicel Ltd. 9.25% 9/1/12 (e)	1,610	1,715
Dycom Investment, Inc. 8.125% 10/15/15	2,960	3,123
Intelsat Ltd.:
6.5% 11/1/13	6,985	6,182
7.625% 4/15/12	5,485	5,286
9.25% 6/15/16 (e)	47,470	52,090
11.25% 6/15/16 (e)	24,870	28,134
Intelsat Subsidiary Holding Co. Ltd.:
8.625% 1/15/15 (g)	5,000	5,313
10.2519% 1/15/12 (g)	8,730	8,817
Level 3 Financing, Inc.:
9.25% 11/1/14 (e)	21,770	22,287
11.8% 3/15/11 (g)	5,000	5,300
12.25% 3/15/13	16,000	18,240
MetroPCS Wireless, Inc. 9.25% 11/1/14 (e)	18,180	18,907
Millicom International Cellular SA 10% 12/1/13	11,840	12,935
Nextel Communications, Inc. 7.375% 8/1/15	22,580	23,141
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (e)	7,920	8,593
PanAmSat Corp.:
9% 8/15/14	3,105	3,384
9% 6/15/16 (e)	23,720	25,558
Qwest Communications International, Inc.:
7.5% 2/15/14	15,725	16,197
7.5% 2/15/14	1,840	1,909
Qwest Corp.:
7.5% 10/1/14	24,500	25,970
7.625% 6/15/15	15,890	17,082
7.875% 9/1/11	8,465	8,994
8.61% 6/15/13 (g)	20,090	21,822
Rogers Communications, Inc.:
6.375% 3/1/14	17,930	18,244
7.5% 3/15/15	9,790	10,634
8% 12/15/12	3,790	4,046
8.485% 12/15/10 (g)	5,330	5,450
Rural Cellular Corp. 8.25% 3/15/12	5,440	5,644
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,955
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
U.S. West Communications:
5.625% 11/15/08	$ 5,000	$ 5,000
6.875% 9/15/33	4,920	4,674
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	7,565	8,719
Windstream Corp.:
8.125% 8/1/13	7,580	8,167
8.625% 8/1/16	21,725	23,680
		496,737
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.735% 12/15/14 (e)(g)	4,670	4,798
TOTAL NONCONVERTIBLE BONDS (Cost $3,666,905)		3,792,346
Common Stocks - 0.5%
	Shares
Cable TV - 0.1%
EchoStar Communications Corp. Class A (a)	150,860	6,086
Consumer Products - 0.1%
Revlon, Inc. Class A (sub. vtg.) (a)	1,639,829	2,099
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(h)	13,662,268	68
Energy - 0.1%
El Paso Corp.	300,000	4,656
Technology - 0.1%
Xerox Corp. (a)	300,000	5,159
Telecommunications - 0.1%
Sprint Nextel Corp.	227,548	4,057
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (h)	143,778	1,048
TOTAL COMMON STOCKS (Cost $17,399)		23,173
Nonconvertible Preferred Stocks - 0.4%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	23
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind (a)	14,969	$ 17,065
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,915)		17,088
Floating Rate Loans - 10.2%
	Principal Amount (000s)
Air Transportation - 0.2%
UAL Corp.:
Tranche B, term loan 9.12% 2/1/12 (g)	$ 8,654	8,708
Tranche DD, term loan 11% 2/1/12 (g)	1,236	1,244
US Airways Group, Inc. term loan 8.8638% 3/31/11 (g)	1,500	1,508
		11,460
Automotive - 1.2%
Dana Corp. term loan 7.82% 4/13/08 (g)	5,780	5,787
Delphi Corp. term loan:
7.625% 12/31/07 (g)	1,450	1,457
8.125% 12/31/07 (g)	6,210	6,241
Ford Motor Co. term loan 8.36% 12/15/13 (g)	25,000	25,344
General Motors Corp. term loan 7.745% 11/29/13 (g)	2,720	2,757
Lear Corp. term loan 7.8656% 4/25/12 (g)	4,985	5,035
Navistar International Corp.:
term loan 8.61% 1/19/12 (g)	6,475	6,581
7.1663% 1/19/12 (g)	2,355	2,393
		55,595
Cable TV - 1.4%
Charter Communications Operating LLC Tranche B, term loan 7.985% 4/28/13 (g)	21,818	22,009
CSC Holdings, Inc. Tranche B, term loan 7.1135% 3/29/13 (g)	41,834	41,808
Olympus Cable Holdings LLC Tranche A, term loan 9.5% 6/30/10 (g)	1,800	1,746
		65,563
Chemicals - 0.2%
Hexion Specialty Chemicals, Inc. term loan 7.875% 5/5/13 (g)	9,938	9,987
Solutia, Inc. Tranche B, term loan 8.86% 3/31/08 (g)	520	523
		10,510
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.0704% 4/18/12 (g)	$ 4,869	$ 4,887
Tranche C, term loan 7.0712% 4/18/12 (g)	2,822	2,833
		7,720
Electric Utilities - 0.4%
NRG Energy, Inc.:
Credit-Linked Deposit 7.3638% 2/1/13 (g)	2,364	2,384
term loan 7.3638% 2/1/13 (g)	7,322	7,386
Riverside Energy Center LLC:
term loan 9.61% 6/24/11 (g)	8,641	8,792
Credit-Linked Deposit 9.51% 6/24/11 (g)	425	432
		18,994
Energy - 0.3%
Compagnie Generale de Geophysique SA term loan 7.32% 1/12/14 (g)	1,780	1,793
Sandridge Energy, Inc. term loan 10.19% 11/21/07 (g)	10,000	10,075
		11,868
Gaming - 0.4%
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (i)	6,667	6,667
8.12% 5/26/13 (g)	13,333	13,467
		20,134
Healthcare - 1.8%
DaVita, Inc. Tranche B, term loan 7.4045% 10/5/12 (g)	26,427	26,625
HCA, Inc. Tranche B, term loan 7.8638% 11/17/13 (g)	50,000	50,313
LifeCare Holdings, Inc. term loan 7.57% 8/11/12 (g)	9,904	9,558
		86,496
Paper - 0.8%
Boise Cascade Holdings LLC Tranche D, term loan 7.1083% 10/26/11 (g)	4,218	4,234
Georgia-Pacific Corp. Tranche B1, term loan 7.3546% 12/23/12 (g)	33,660	33,870
		38,104
Services - 0.8%
Aramark Corp.:
term loan 7.47% 1/26/14 (g)	6,287	6,358
7.445% 1/26/14 (g)	443	448
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.61% 4/19/12 (g)	12,632	12,616
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
RSC Equipment Rental Tranche 2LN, term loan 8.856% 11/30/13 (g)	$ 9,190	$ 9,339
West Corp. term loan 8.0852% 10/24/13 (g)	10,000	10,063
		38,824
Super Retail - 0.9%
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (g)	9,767	9,865
Toys 'R' US, Inc. term loan 8.3256% 12/9/08 (g)	30,000	30,300
		40,165
Technology - 1.0%
Open Solutions, Inc. term loan 7.485% 1/23/14 (g)	660	664
Open Text Corp. term loan 7.8638% 10/2/13 (g)	3,571	3,589
Riverdeep Interactive Learning USA, Inc. term loan:
8.0956% 12/20/13 (g)	1,690	1,709
11.0656% 12/21/07 (g)	1,390	1,390
SunGard Data Systems, Inc. Tranche B, term loan 7.8753% 2/10/13 (g)	37,809	38,140
		45,492
Telecommunications - 0.6%
Intelsat Bermuda Ltd. term loan 7.86% 1/12/14 (g)	5,250	5,283
Leap Wireless International, Inc. Tranche B, term loan 8.1138% 6/16/13 (g)	1,642	1,658
MetroPCS Wireless, Inc. Tranche B, term loan 7.875% 11/3/13 (g)	9,057	9,114
Wind Telecomunicazioni Spa term loan 12.61% 12/12/11 (g)	9,466	9,738
		25,793
TOTAL FLOATING RATE LOANS (Cost $473,051)		476,718
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 5.35% (b) (Cost $312,512)	312,512,249	312,512
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $10,950)	$ 10,952	$ 10,950
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $4,497,732)		4,632,787
NET OTHER ASSETS - 0.8%		39,098
NET ASSETS - 100%		$ 4,671,885
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,090,547,000 or 23.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,116,000 or 0.0% of net assets.

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $6,667,000 and $6,667,000, respectively. The coupon rate will be determined at time of settlement.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$10,950,000 due 2/01/07 at 5.23%
Banc of America Securities LLC	$ 2,154
Barclays Capital, Inc.	3,909
Deutsche Bank Securities, Inc.	4,887
$ 10,950
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 11,897
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,482,838,000. Net unrealized appreciation aggregated $149,949,000, of which $174,291,000 related to appreciated investment securities and $24,342,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Inflation-Protected
Bond Fund

January 31, 2007

1.813256.102

IFB-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 87.2%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 38,073,000	$ 35,719,286
2.375% 1/15/25	96,031,863	95,461,236
2.375% 1/15/27	39,969,200	39,679,932
3.625% 4/15/28	143,838,001	173,285,636
3.875% 4/15/29	99,533,336	125,037,265
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	62,065,728	59,015,966
1.625% 1/15/15 (b)	73,345,435	69,185,200
1.875% 7/15/13	134,456,958	130,283,947
1.875% 7/15/15	29,007,720	27,870,016
2% 1/15/14	226,604,087	220,550,023
2% 1/15/16	100,005,080	96,791,567
2.375% 4/15/11	38,578,740	38,479,290
2.375% 1/15/17	49,961,500	49,870,735
2.5% 7/15/16	77,330,275	78,071,803
3% 7/15/12	108,526,858	111,924,759
3.375% 1/15/12	9,873,195	10,318,290
3.5% 1/15/11	63,679,000	66,320,744
3.875% 1/15/09	1,087,417	1,117,016
4.25% 1/15/10	4,838,748	5,092,802
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,458,145,679)		1,434,075,513
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (c)	1,375,000	1,381,870
Countrywide Home Loans, Inc. Series 2004-2 Class M1, 5.82% 5/25/34 (c)	690,000	692,168
Home Equity Asset Trust Series 2003-8 Class M1, 6.04% 4/25/34 (c)	953,660	957,053
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M2, 6.92% 8/25/34 (c)	580,000	584,121
TOTAL ASSET-BACKED SECURITIES (Cost $3,623,104)		3,615,212
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 5.14% 8/15/41 (a)(c)	$ 2,559,261	$ 2,449,393
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(e)	51,152,141	69,807
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,658,664)		2,519,200
Fixed-Income Funds - 12.1%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $199,654,909)	2,006,880	199,584,216
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.29%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Government Obligations) # (Cost $899,000)	$ 899,132	899,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,664,981,356)		1,640,693,141
NET OTHER ASSETS - 0.3%		4,545,876
NET ASSETS - 100%		$ 1,645,239,017
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8,
Class B3, 8.45% 9/25/34

	Oct. 2034	$ 700,000	$ (1,800)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34

	Dec. 2034	$ 645,000	$ (3,361)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	569,000	813
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	569,000	841
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	569,000	936
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	1,887
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	1,642
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	3,746
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 520,000	$ (5,688)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(5,453)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	61,587	179
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	171,384	(1,187)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	89,665	(319)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	4,198
TOTAL CREDIT DEFAULT SWAPS		6,739,636	(3,566)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	$ 49,550,000	$ (109,062)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	70,000,000	(2,766,731)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	(609,648)
TOTAL TOTAL RETURN SWAPS		164,410,000	(3,485,441)
		$ 171,149,636	$ (3,489,007)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,519,200 or 0.2% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,882,335.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$899,000 due 2/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 57,313
Banc of America Securities LLC	203,597
Bank of America, NA	50,944
Barclays Capital, Inc.	229,251
Citigroup Global Markets, Inc.	12,736
Countrywide Securities Corp.	165,570
Greenwich Capital Markets, Inc.	1,284
HSBC Securities (USA), Inc.	25,472
Societe Generale, New York Branch	25,472
UBS Securities LLC	101,889
WestLB AG	25,472
$ 899,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 15,048,720
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,665,952,159. Net unrealized depreciation aggregated $25,259,018, of which $10,635,388 related to appreciated investment securities and $35,894,406 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

1.813044.102

AIFB-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 87.2%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 38,073,000	$ 35,719,286
2.375% 1/15/25	96,031,863	95,461,236
2.375% 1/15/27	39,969,200	39,679,932
3.625% 4/15/28	143,838,001	173,285,636
3.875% 4/15/29	99,533,336	125,037,265
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	62,065,728	59,015,966
1.625% 1/15/15 (b)	73,345,435	69,185,200
1.875% 7/15/13	134,456,958	130,283,947
1.875% 7/15/15	29,007,720	27,870,016
2% 1/15/14	226,604,087	220,550,023
2% 1/15/16	100,005,080	96,791,567
2.375% 4/15/11	38,578,740	38,479,290
2.375% 1/15/17	49,961,500	49,870,735
2.5% 7/15/16	77,330,275	78,071,803
3% 7/15/12	108,526,858	111,924,759
3.375% 1/15/12	9,873,195	10,318,290
3.5% 1/15/11	63,679,000	66,320,744
3.875% 1/15/09	1,087,417	1,117,016
4.25% 1/15/10	4,838,748	5,092,802
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,458,145,679)		1,434,075,513
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (c)	1,375,000	1,381,870
Countrywide Home Loans, Inc. Series 2004-2 Class M1, 5.82% 5/25/34 (c)	690,000	692,168
Home Equity Asset Trust Series 2003-8 Class M1, 6.04% 4/25/34 (c)	953,660	957,053
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M2, 6.92% 8/25/34 (c)	580,000	584,121
TOTAL ASSET-BACKED SECURITIES (Cost $3,623,104)		3,615,212
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 5.14% 8/15/41 (a)(c)	$ 2,559,261	$ 2,449,393
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(e)	51,152,141	69,807
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,658,664)		2,519,200
Fixed-Income Funds - 12.1%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $199,654,909)	2,006,880	199,584,216
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.29%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Government Obligations) # (Cost $899,000)	$ 899,132	899,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,664,981,356)		1,640,693,141
NET OTHER ASSETS - 0.3%		4,545,876
NET ASSETS - 100%		$ 1,645,239,017
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8,
Class B3, 8.45% 9/25/34

	Oct. 2034	$ 700,000	$ (1,800)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34

	Dec. 2034	$ 645,000	$ (3,361)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	569,000	813
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	569,000	841
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	569,000	936
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	1,887
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	1,642
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	3,746
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 520,000	$ (5,688)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(5,453)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	61,587	179
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	171,384	(1,187)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	89,665	(319)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	4,198
TOTAL CREDIT DEFAULT SWAPS		6,739,636	(3,566)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	$ 49,550,000	$ (109,062)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	70,000,000	(2,766,731)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	(609,648)
TOTAL TOTAL RETURN SWAPS		164,410,000	(3,485,441)
		$ 171,149,636	$ (3,489,007)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,519,200 or 0.2% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,882,335.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$899,000 due 2/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 57,313
Banc of America Securities LLC	203,597
Bank of America, NA	50,944
Barclays Capital, Inc.	229,251
Citigroup Global Markets, Inc.	12,736
Countrywide Securities Corp.	165,570
Greenwich Capital Markets, Inc.	1,284
HSBC Securities (USA), Inc.	25,472
Societe Generale, New York Branch	25,472
UBS Securities LLC	101,889
WestLB AG	25,472
$ 899,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 15,048,720
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,665,952,159. Net unrealized depreciation aggregated $25,259,018, of which $10,635,388 related to appreciated investment securities and $35,894,406 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007